VANECK OIL SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.8%
Bermuda : 3.7%
Valaris Ltd. (USD) * † 718,120 $ 35,022,712
Underline
Netherlands : 5.3%
Core Laboratories, Inc.
(USD) † 245,897 3,039,287
Tenaris SA (ADR) † 1,325,381 47,408,878
50,448,165
Switzerland : 4.1%
Transocean Ltd. (USD) * † 12,573,416 39,229,058
Underline
United Kingdom : 4.9%
TechnipFMC PLC (USD) 1,182,428 46,646,785
Underline
United States : 81.8%
Baker Hughes Co. 2,643,929 128,812,221
Cactus, Inc. 858,810 33,897,231
Expro Group Holdings NV * † 1,190,810 14,146,823
Halliburton Co. 2,785,381 68,520,373
Helix Energy Solutions
Group, Inc. * 1,870,490 12,270,414
Helmerich & Payne, Inc. † 1,205,179 26,622,404
Innovex International, Inc. *
† 611,293 11,333,372
Liberty Energy, Inc. 1,864,710 23,010,521
Nabors Industries Ltd. * † 223,760 9,145,071
Noble Corp. PLC † 1,397,543 39,522,516
NOV, Inc. 3,246,320 43,013,740
Number
of Shares Value
United States (continued)
Oceaneering International,
Inc. * 1,295,451 $ 32,101,276
Patterson-UTI Energy, Inc. † 4,668,106 24,180,789
ProPetro Holding Corp. * 987,042 5,172,100
RPC, Inc. † 2,005,356 9,545,495
Schlumberger NV 5,206,906 178,961,360
Select Water Solutions, Inc. † 1,548,951 16,558,286
Solaris Energy Infrastructure,
Inc. † 612,661 24,488,060
Tidewater, Inc. * † 539,010 28,745,403
Weatherford International
PLC 664,934 45,501,434
775,548,889
Total Common Stocks
(Cost: $1,368,215,030) 946,895,609
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.6%
Money Market Fund: 2.6%
(Cost: $24,456,879)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(a) 24,456,879 24,456,879
Total Investments: 102.4%
(Cost: $1,392,671,909) 971,352,488
Liabilities in excess of other assets: (2.4)% (23,076,720)
NET ASSETS: 100.0% $ 948,275,768
Definitions:
ADR American Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $140,912,587.
* Non-income producing
(a) Rate shown is the 1-day yield as of 09/30/25.